Condensed Financial Information of Parent Company - Company Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of profit before tax to net cash flows from operating activities
Profit / (loss) before tax		$ 411.6		$ 295.8		$ 196.5
Adjustments for non-cash items
Bargain purchase gain on acquisitions		(3.6)		0.0		(0.3)
Changes in operating assets and liabilities
Increase in trade and other receivables		(2,570.2)		(2,757.9)		777.6
Adjustments for increase (decrease) in trade and other payables		2,259.9		2,952.6		(709.5)
Net (increase) / decrease in derivative instruments		469.3		(188.1)		(66.9)
(Increase) in equity instruments		(1,721.2)		(3,376.9)		(173.3)
Increase in debt securities	[1]	2,123.4		1,372.3		1,049.8
Corporation tax paid		(140.9)		(58.1)		(55.9)
Net cash inflow from operating activities		667.5		1,163.5		735.0
Investing activities
Net cash used in investing activities		(264.3)		(35.3)		(97.6)
Financing activities
Proceeds from issuance of ordinary shares		0.0		73.1		0.0
Issuance costs of ordinary shares		0.0		(4.8)		0.0
Purchase of own shares		(44.1)		(19.8)		(3.1)
Dividends paid		(55.5)		(77.1)		(58.3)
Net cash used in financing activities		(123.9)		(37.2)		(72.8)
Net (decrease) / increase in cash and cash equivalents		279.3		1,091.0		564.6
Cash and cash equivalents
Cash and cash equivalents at 1 January		2,556.6	[2]	1,483.5	[2]	910.1
Net (decrease) / increase in cash and cash equivalents		279.3		1,091.0		564.6
Cash and cash equivalents at 31 December	[2]	2,881.2		2,556.6		1,483.5
Separate
Reconciliation of profit before tax to net cash flows from operating activities
Profit / (loss) before tax		34.8		(25.3)		91.1
Adjustments for non-cash items
Impairment of investments in subsidiaries		0.9		24.8		8.2
Bargain purchase gain on acquisitions		0.0		0.0		(0.9)
Share-based compensation expense		43.5		29.6		20.3
Other non-cash movements including exchange rate movements		(0.4)		2.4		(2.1)
Changes in operating assets and liabilities
Increase in trade and other receivables		(980.6)		(581.9)		(1,127.9)
Adjustments for increase (decrease) in trade and other payables		53.9		49.1		(172.6)
Net (increase) / decrease in derivative instruments		(81.8)		56.1		(17.3)
(Increase) in equity instruments		(168.5)		(14.7)		(188.8)
Increase in debt securities		1,086.3		875.8		1,170.4
Corporation tax paid		0.0		(0.1)		(0.9)
Net cash inflow from operating activities		(11.9)		415.8		(220.5)
Investing activities
(Increase)/decrease in subordinated loan receivable		13.2		(8.4)		292.8
Net cash used in investing activities		13.2		(8.4)		292.8
Financing activities
Proceeds from issuance of ordinary shares		0.0		73.1		0.0
Issuance costs of ordinary shares		0.0		(4.8)		0.0
Purchase of own shares		(44.1)		(19.8)		(3.1)
Dividends paid		(55.5)		(77.1)		(58.3)
Net cash used in financing activities		(99.6)		(28.6)		(61.4)
Net (decrease) / increase in cash and cash equivalents		(98.3)		378.8		10.9
Cash and cash equivalents
Cash and cash equivalents at 1 January		389.7		10.9		0.0
Net (decrease) / increase in cash and cash equivalents		(98.3)		378.8		10.9
Cash and cash equivalents at 31 December		$ 291.4		$ 389.7		$ 10.9

[1]	1.Included in the movement in debt securities is the movement of EMTN notes and the Group's debt issuance during May 2025. Please refer to note 22 for further detail.
[2]	1.Cash and cash equivalents includes restricted cash of $194.9m at 31 December 2025 (2024: $$173.9m, 2023: $197.7m).